Revenue from contracts with customers - Performance Obligations (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total unfulfilled service-type maintenance service	¥ 195,245	$ 28,085	¥ 209,773
Within one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total unfulfilled service-type maintenance service	117,906	16,960	140,601
More than one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total unfulfilled service-type maintenance service	¥ 77,339	$ 11,125	¥ 69,172